Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Document Creation Date	dei_DocumentCreationDate	Aug. 05, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 05, 2014
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013